BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
As discussed in Note 1, on October 8, 2021, the Company consummated the Business Combination pursuant to the Merger Agreement, with Legacy ESS surviving the Business Combination as a wholly owned subsidiary of the Company. Upon the Business Combination closing, each share of Legacy ESS’s common stock, par value $0.0001 per share (“Legacy ESS Common Stock”) and Preferred Stock, par value $0.0001 per share (“Legacy ESS Preferred Stock”), were converted into the right to receive shares of the Company’s common stock at the Per Share Consideration as calculated pursuant to the Merger Agreement. The aggregate consideration paid to Legacy ESS stockholders in connection with the Business Combination (excluding any potential Earnout Shares (see below for definition)), was 99,700,326 shares of the Company’s common stock (including 125,958 shares of common stock issued following the Closing as a result of a transaction expense adjustment as disclosed in the Company’s Form 8-K filed with the SEC on November 15, 2021).
Upon the closing of the Business Combination, the Company's certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of capital stock to 2,200,000,000, of which 2,000,000,000 shares are Common Stock, $0.0001 par value per share, and 200,000,000 shares are Preferred Stock, $0.0001 value per share.
In connection with the Business Combination, on the Closing Date, STWO issued and sold an aggregate of 25,000,000 shares of the Company’s common stock for a selling price of $10.00 per share and an aggregate selling price of $250,000 thousand pursuant to subscription agreements, dated as of May 6, 2021, with certain accredited investors, in a Private Investment in Public Equity (“PIPE Financing”).
Each issued and outstanding warrant of Legacy ESS was exercised in full in exchange for the issuance of shares of the Company’s common stock immediately prior to the Closing.
Each issued and outstanding vested and unvested Legacy ESS option was converted into options of the Company exercisable for shares of the Company’s common stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Per Share Consideration.
Legacy ESS allocated to Legacy ESS employees 824,998 RSUs (the “Incentive RSU Pool”) of which 757,448 were vested upon meeting certain Earnout Milestone Events on November 9, 2021. A total of 67,550 RSUs were cancelled or not awarded as the holders did not meet the continued service requirement through the vesting date.
Pursuant to the Merger Agreement, the Company was permitted to issue to eligible Legacy ESS securityholders, on a pro rata basis, up to 16,500,000 shares of additional common stock (the “Earnout Shares”) less any RSUs issued pursuant to the Incentive RSU Pool, issuable in two equal tranches upon the occurrence of the respective Earnout Milestone Events. The Earnout Milestone Events were achieved on November 9, 2021 and Legacy ESS issued 15,674,965 shares to securityholders. 6,707,318 of the Earnout Shares were delivered subsequent to December 31, 2021 upon satisfaction of a regulatory holding period and were excluded from the calculation of diluted weighted-average common shares outstanding for the period, see Note 5.
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, STWO was treated as the “acquired” company and Legacy ESS was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy ESS issuing stock for the net assets of STWO, accompanied by a recapitalization. The net assets of STWO were stated at historical cost, with no goodwill or other intangible assets recorded.
The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statement of Stockholders’ Equity for the year ended December 31, 2021 (in thousands):

Cash contributions from Business Combination and PIPE Financing, net of redemptions	$258,730
Less: transaction costs paid by ESS	(7,895)
Net cash contributions from Business Combination and PIPE Financing	250,835
Less: non-cash fair value of Public and Private Common Stock Warrants	(11,833)
Less: non-cash fair value of Earnout Shares and Warrants	(110,010)
Less: liabilities assumed from STWO	(75)
Net Business Combination and PIPE Financing	$128,917
The number of shares of common stock issued immediately following the consummation of the Business Combination:

Class A Common Stock, outstanding prior to Business Combination	25,000,000
Class B Common Stock outstanding prior to Business Combination	6,250,000
Less: redemption of STWO shares	(20,754,719)
Common Stock of STWO	10,495,281
ESS Common Stock issued upon exercise of C-2 Right and Warrant	29,153,806
Shares issued in PIPE Financing	25,000,000
Business Combination and PIPE Financing shares - Common Stock	64,649,087
Legacy ESS Convertible Preferred Stock converted to ESS Common Stock	57,104,322
Legacy ESS Common Stock converted to ESS Common Stock	13,442,198
Total shares of Common Stock immediately after Business Combination	135,195,607